Investment Strategy	Dec. 31, 2023
LORD ABBETT MID CAP STOCK FUND INC
Prospectus [Line Items]
Strategy Narrative [Text Block]

The first sentence of the third paragraph under the section titled “More Information About the Funds – Principal Investment Strategies” for each of the remaining Fund’s will be replaced with the following:

The Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, ADRs, Global Depositary Receipts (“GDRs”), and other similar depositary receipts.

Please retain this document for your future reference.